Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
Commitment and Contingencies
Legal Matters
The Company is periodically involved in litigation and various legal matters that arise in the normal course of business. Such matters are subject to many uncertainties and outcomes which are not predictable. At the current time, the Company does not believe that any legal matters could have a material adverse effect on its financial position or future results of operations and therefore has not recorded any reserves in relation thereto as of December 31, 2018.
Capital Commitments
At December 31, 2018, the Company is a party to an agreement to purchase exhaust gas cleaning systems for 18 of its vessels in 2019 and for 10 of its vessels in 2020. The total value of these agreements is estimated to be $41.9 million, of which $40.7 million remained unpaid at December 31, 2018. Payments are expected to be made throughout 2019 and 2020 as the scrubber systems are installed on the vessels, with final payments expected to be made in the first quarter of 2021.
Time chartered-in vessels
The Company time charters-in one vessel, which was entered into and operated out of a spot market-oriented commercial pool managed by our commercial manager. The Company has an agreement to charter-in one drybulk vessel. The terms of the time charter-in contract are summarized as follows:

Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry
Ultramax	2017	62,100	Japan	$10,125	30-Sept-19
Aggregate TC DWT		62,100

The future minimum obligation under the non-cancellable time charter-in agreement as of December 31, 2018 was $2.8 million.
Debt
See Note 11, Debt, to the consolidated financial statements for a schedule of debt and financing obligation payments as of December 31, 2018.
Other
The Company also has certain commitments related to the commercial and technical management of its vessels. As of December 31, 2018, we would be obligated to pay termination fees of $3.8 million to SCM and SSM if we were to cancel our service agreements with them as of December 31, 2018. We are also required to pay SCM for each vessel that we own an amount equal to three months of commissions that SCM would have expected to earn had the contracts not been terminated.  Due to the variable nature of the commissions, they have been excluded from these figures.
There are no material post-employment benefits for our executive officers or directors.  By law, our employees in Monaco are entitled to a one-time payment of up to two months salary upon retirement if they meet certain minimum service requirements.